Net Loss per Share - Potentially Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share computation (in shares)	76,536,415	189,958,359	143,790,282
Outstanding options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share computation (in shares)	35,519,867	32,339,971	22,491,757
Outstanding warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share computation (in shares)	21,994,972	0	0
Outstanding earn-out shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share computation (in shares)	16,351,897	0	0
Outstanding earn-out RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share computation (in shares)	2,669,679	0	0
Redeemable convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from earnings per share computation (in shares)	0	157,618,388	121,298,525